Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Global Internet of People, Inc.
Trading Symbol	SDH
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	24,528,000
Amendment Flag	false
Entity Central Index Key	0001780731
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40008
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 350, 3rd Floor,Building 6
Entity Address, Address Line Two	Yard 1, Shangdi 10th Street
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 350, 3rd Floor,Building
Entity Address, Address Line Two	6,Yard 1, Shangdi 10th Street
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Contact Personnel Name	Haiping Hu
City Area Code	+86
Local Phone Number	1082967728
Entity Address, Postal Zip Code	000000